PATENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 3 - PATENTS

Patents relate to developing the method for diagnostic and treatment of cancer using a new cancer marker called “RECAF.” The Company has filed patent applications in 23 countries with ongoing applications currently being prepared. As of December 31, 2011, the Company had received patent approval from five countries and the European patent office.  Additions made after December 31, 2011 will have an estimated remaining life of approximately four years.  The Company intends to apply for extensions in the future.

A schedule of the patents is as follows:

	December 31, 2011 $	December 31, 2010 $

Patents	866,178	817,451
Less:
Accumulated amortization	(427,638)	(318,951)

Net Carrying Value	438,540	498,500

Amortization expense totaled $108,687 and $103,162 for the years ended December 31, 2011 and 2010, respectively.

The estimated future amortization expense is as follows:

$

2012	108,687
2013	108,687
2014	108,687
Thereafter	112,479
438,540